Basis of preparation of the consolidated financial statements (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 77,405	$ 27,205
New contracts	64,955	68,428
Payments of lease liabilities	(32,056)	(15,170)	$ (19,424)
Interest paid on lease liabilities	11,645	6,086	1,543
Remeasurement	144	1,105
Accrued interest– note 10	13,517	6,132
Foreign exchange effects	(11,568)	2,581
Balance at the end of the year	95,899	77,405	27,205
Current liabilities	32,747	21,678
Non-current liabilities	63,152	55,727
Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	9,218	5,021
New contracts		10,304
Leasing contract and write-offs
Payments of lease liabilities		(5,818)	(17,091)
Interest paid on lease liabilities		(553)	(994)
Remeasurement		(198)
Accrued interest– note 10		427
Foreign exchange effects		35
Balance at the end of the year		9,218	5,021
Current liabilities		3,766
Non-current liabilities		5,452
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	68,187	22,184
New contracts		58,124
Leasing contract and write-offs		(6,790)
Payments of lease liabilities		(9,352)	(2,333)
Interest paid on lease liabilities		(5,533)	(549)
Remeasurement		1,303
Accrued interest– note 10		5,705
Foreign exchange effects		2,546
Balance at the end of the year		68,187	22,184
Current liabilities		17,912
Non-current liabilities		50,275
Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 77,405	27,205
New contracts		68,428
Leasing contract and write-offs		(6,790)
Payments of lease liabilities		(15,170)	(19,424)
Interest paid on lease liabilities		(6,086)	(1,543)
Remeasurement		1,105
Accrued interest– note 10		6,132
Foreign exchange effects		2,581
Balance at the end of the year		77,405	$ 27,205
Current liabilities		21,678
Non-current liabilities		$ 55,727